Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Summary of Lease Cost
The components of lease cost were as follows (in thousands):

Table 4.1. Lease Cost
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Operating lease cost	$834	$1,108	$1,672	$2,226
Short-term lease cost	$165	$248	$332	$483

The components of lease cost were as follows (in thousands):
Table 5.1. Lease Cost

	Year ended December 31,
	2024	2023	2022
Operating lease cost	$4,406	$1,813	$1,824
Short-term lease cost	$895	$180	$916

Summary of Lease Right-of-use Assets and Liabilities
Supplemental balance sheet information related to leases is as follows (in thousands):

Table 4.2. Details of Lease Right-of-use Assets and Liabilities
	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	$14,933	$15,493

Operating lease liabilities - current	2,704	2,637
Operating lease liabilities - non-current	12,725	13,074

Total operating lease liabilities	$15,429	$15,711

Supplemental balance sheet information related to leases is as follows (in thousands):
Table 5.2. Details of Lease Right-of-use Assets and Liabilities

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$15,493	$1,624

Operating lease liabilities - current	2,637	1,647
Operating lease liabilities - non-current	13,074	132

Total operating lease liabilities	$15,711	$1,779

Summary of Weighted Average Lease Terms and Discount Rates
Weighted-average lease terms and discount rates are as follows:

Table 4.3. Weighted-average Lease Terms and Discount Rates
	June 30, 2025	December 31, 2024
Weighted-average remaining lease term	7.8 years	8.3 years
Weighted-average discount rates	13.3%	12.8%

Weighted-average lease terms and discount rates are as follows:
Table 5.3. Weighted-average Lease Terms and Discount Rates

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term	8.3 years	1.1 years
Weighted-average discount rates	12.8%	8.5%

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities under operating leases are as follows (in thousands):

Table 4.4. Maturities of Lease Liabilities
Years ending December 31,
2025 (remaining 6 months)	$1,664
2026	3,146
2027	3,199
2028	2,791
2029	3,058
Thereafter	11,944

Total lease payments	25,802
Less: imputed interest	10,373

Total lease liabilities	$15,429

Maturities of lease liabilities under operating leases are as follows (in thousands):
Table 5.4. Maturities of Lease Liabilities

Years ending December 31,
2025	$3,065
2026	3,091
2027	3,144
2028	2,787
2029	3,058
Thereafter	11,944

Total lease payments	27,089
Less: imputed interest	11,378

Total lease liabilities	$15,711